Settlement Assets and Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Settlement Assets and Obligations
Schedule of principal components of settlement assets and obligations

	As of December 31,
(in millions)	2012	2011
Settlement assets:
Current settlement assets:
Cash and cash equivalents	$3,790.4	$1,650.3
Investment securities	125.6	105.7
Due from card associations and bank partners	4,523.4	8,353.3
Due from merchants	734.4	549.0
	9,173.8	10,658.3
Long-term settlement assets:
Investment securities	54.3	181.0
	$9,228.1	$10,839.3
Settlement obligations:
Current settlement obligations:
Payment instruments outstanding	$289.9	$459.6
Card settlements due to merchants	8,936.4	10,378.2
	$9,226.3	$10,837.8